Provisions (Tables)	12 Months Ended
Jun. 30, 2021
Provisions
Schedule of provisions
	Legal claims (i)	Investments in associates and joint ventures (ii)	Site dismantling and remediation	Other provisions	Total
As of 06.30.19	3,587	13,006	514	3,794	20,901
Additions (i)	665	-	50	-	715
Share of los of associates	-	(11,206)	-	-	(11,206)
Incorporated by business combination	84	-	-	-	84
Recovery (i)	(65)	(1,516)	-	-	(1,581)
Used during the year	(978)	-	-	(272)	(1,250)
Inflation adjustment	(102)	-	-	-	(102)
Currency translation adjustment	556	(258)	108	299	705
As of 06.30.20	3,747	26	672	3,821	8,266
Additions (i)	92	-	28	(111)	9
Deconsolidation	(3,093)	-	(653)	(3,349)	(7,095)
Recovery (i)	(33)	(19)	-	-	(52)
Used during the year	(101)	-	-	(28)	(129)
Inflation adjustment	(114)	-	-	-	(114)
Currency translation adjustment	(244)	-	(47)	(333)	(624)
As of 06.30.21	254	7	-	-	261
	June 30, 2021	June 30, 2020
Non-Current	114	4,601
Current	147	3,665
Total	261	8,266